Related Party Transactions - Schedule of Related Parties (Details) - USD ($)		Oct. 31, 2025	Oct. 31, 2024
Xiaozhong Lin [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties	[1]	$ 36,815
Amount due to related parties	[2]		79,301
Related Party [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties		36,815
Amount due to related parties			149,757
Xuefen Zhang [Member]
Schedule of Related Parties [Line Items]
Amount due to related parties	[3]		$ 70,456

[1]	Xiaozhong Lin, Chairman and CEO of the Company
[2]	Xiaozhong Lin, Chairman and CEO of the Company
[3]	Xuefen Zhang, director and Chief Operating Officer of the Company